Taxes	12 Months Ended
Dec. 31, 2024
Taxes
Taxes
27	Taxes
27.1	Components of provision for income taxes

The Group did not incur income tax expenses for the years ended 31 December 2024, 2023 and 2022 as it has not generated taxable income. The components of the provision for income taxes were as follows:

	For the year ended 31 December
	2024	2023	2022
	USD	USD	USD
Income tax benefit	—	41,305	3,225,251
	—	41,305	3,225,251

27.2	Deferred tax asset

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes at the enacted rates. The significant components of the Group’s deferred tax assets resulted from the carried forward tax losses from current and previous year which are expected to be recoverable once the group is able to generate taxable income in future periods. The movement of deferred tax assets during the year was as follows:

	As of 31 December
	2024	2023
	USD	USD
As of 1 January	9,468,808	18,708,988
Income tax benefit	—	41,305
Transfers to assets held for sale (Note 32)	—	(4,241,746)
Expiration	(563,709)	—
Foreign currency adjustments	(3,616,186)	(5,039,739)
As of 31 December	5,288,913	9,468,808

27	Taxes (continued)
27.3	UAE Federal Corporate Tax

On 9 December 2022, the UAE Ministry of Finance released the Federal Decree Law No. 47 of 2022 on the Taxation of Corporations and Businesses (the Law) to enact a Federal Corporate Tax (CT) regime in the UAE. The CT regime will become effective for accounting periods beginning on or after 1 June 2023.

For the Group, current taxes shall be accounted for as appropriate in the consolidated financial statements for the period beginning 1 January 2024. In accordance with IAS 12 income Taxes, the Group has assessed the deferred tax implications for the year ended 31 December 2024 and, after considering its interpretations of applicable tax law, official pronouncements, cabinet decisions and ministerial decisions (especially with regard to transition rules), it has been concluded that it is not material.